THE SARATOGA ADVANTAGE TRUST

James Alpha Global Real Estate Investments Portfolio

CLASS I SHARES   (Ticker: JARIX)

CLASS A SHARES   (Ticker: JAREX)

CLASS C SHARES   (Ticker: JACRX)

Incorporated herein by reference are definitive versions of the Supplement for the above-referenced Portfolio of The Saratoga Advantage Trust filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on August 30, 2013 (SEC Accession No. 0000910472-13-003602).